Goodwill (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill	¥ 532,130	¥ 543,655	¥ 444,933	¥ 329,000
Advertising and subscription business [Member]
Goodwill	327,754	327,754
Transaction services business [Member]
Goodwill	105,131	116,716
Digital marketing solutions [Member]
Goodwill	¥ 99,245	¥ 99,185